Investment in Forum Energy Limited ("FEL")	12 Months Ended
Dec. 31, 2025
Investment in Forum Energy Limited ("FEL")
Investment in Forum Energy Limited ("FEL")

Note 7 Investment in Forum Energy Limited (”FEL”)

i) Investment in FEL

The investment in FEL is summarized as follows:

	Number of shares held	Amount
Balance December 31, 2023	8,206,638	$2,461,931
Change in fair value	-	6,106,163
Balance December 31, 2024	8,206,638	$8,568,094
Change in fair value	-	(2,325,671)
Balance December 31, 2025	8,206,638	$6,242,423

As at December 31, 2025, the Company’s interest in FEL was 6.80% (2024 – 6.80%).

FEL’s assets consist of interests in various petroleum service contracts in the Philippines, the most significant of which in terms of Prospective Resources is SC 72. On December 15, 2014, the Philippine Department of Energy (“DOE”) granted a force majeure on SC 72 because the contract area falls within the territorial disputed area of the West Philippine Sea. Under the terms of the force majeure, all exploration work at SC 72 was immediately suspended until the DOE notified FEL that it could re-commence exploration. On October 16, 2020, FEL received a letter from the DOE lifting the force majeure and directing FEL to resume exploration activities on SC 72.

On April 6, 2022, FEL as operator under SC 72, received a directive from the DOE to put on hold all exploration activities for SC 72 until such time that the Security, Justice and Peace Coordinating Cluster (“SJPCC”) has issued the necessary clearance to proceed. On April 8, 2022, FEL advised the DOE that in compliance with the DOE directive they “have suspended (or caused the suspension of) all activities in the West Philippine Sea beginning April 6, 2022, in the process, incurring substantial stand-by and other costs.” On April 11, 2022, as a result of not receiving the necessary clearance, force majeure was once again declared on SC 72.

On October 11, 2022, the DOE granted PXP and FEL the following: (i) the Declaration of Force Majeure for SC 72 from April 6, 2022 until such time as the same is lifted by the DOE, (ii) the inclusion of total expenses incurred as a result of the DOE directive to suspend activities as part of the approved recoverable costs, subject to DOE audit, and (iii) in addition to the period in item (i) above, PXP and FEL will be entitled to an extension of the exploration period under SC 72 corresponding to the number of days that the contractors actually spent in preparation for the activities that were suspended by the DOE’s suspension order on April 6, 2022.

On March 20, 2023, the DOE further affirmed that the entire period from October 14, 2020 (when the Force Majeure was lifted) to April 6, 2022 (when the same was re-imposed) will be credited back to SC 72. Thus, once the Force Majeure is lifted, Forum (GSEC 101) Limited (“FGL”) will have 20 months to drill the two commitment wells, equivalent to the remaining term of SP 2 of SC 72 before October 14, 2020. Their have been no changes in status as of December 31, 2025.

Determination of fair value

The investment in FEL represents an investment in a private company for which there is no active market and for which there are no publicly available quoted market prices.

The Company has classified its investment in FEL as Level 2 in the fair value hierarchy.

For purposes of determining fair value of the investment in FEL, the Company considered valuation techniques described in IFRS 13 – Fair Value Measurement. In respect of the investment in FEL, management considered the fair value of $6,242,423 (2024 - $8,568,094) to be indicative of the fair value of the investment in FEL. On May 13, 2024, PXP disclosed that it was undertaking a share swap with Tidemark Holdings Limited (“Tidemark”) whereby PXP would exchange PXP shares for all FEL shares held by Tidemark at a value of US$1.17 per share (430,243,903 PXP shares at PHP3.62). This imputed a value of $9,601,766 on the transaction date. The Company re-calculated the volume weighted average price of the PXP shares as at December 31, 2025 resulting in a fair value of $6,242,423.

the transaction date. The fair value of the investment is consistent with the re-calculated implied value based on the May 10, 2024 share swap between PXP and Tidemark, which is a Level 2 input. The share swap transaction closed on March 20, 2025.